Stock-Based Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Options Outstanding and Exercisable	The following tables summarize information related to Cenovus’s stock-based compensation plans:
	Units Outstanding	Units Exercisable
As at September 30, 2020	(thousands)	(thousands)
NSRs	30,795	20,576
PSUs	8,355	-
RSUs	8,873	-
DSUs	1,502	1,502

The weighted average exercise price of NSRs outstanding as at September 30, 2020 was $18.59.

	Units Granted	Units Vested and Exercised/ Paid Out
For the nine months ended September 30, 2020	(thousands)	(thousands)
NSRs	5,783	42
PSUs	2,784	1,096
RSUs	2,678	2,172
DSUs	291	60

Summary of Stock-Based Compensation

The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
NSRs	3	2	9	7
PSUs	(2)	4	(9)	6
RSUs	(3)	11	(8)	24
DSUs	(1)	3	(7)	8
Stock-Based Compensation Expense (Recovery)	(3)	20	(15)	45
Stock-Based Compensation Costs Capitalized	1	6	(4)	15
Total Stock-Based Compensation	(2)	26	(19)	60